Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and equivalents	$ 217.8	$ 94.2
Trade and other receivables, net	63.9	62.3
Assets of discontinued operations		156.2
Prepaid and other current assets	48.9	53.8
Total current assets before customer trust funds	330.6	366.5
Customer trust funds	2,603.5	4,099.7
Total current assets	2,934.1	4,466.2
Property, plant, and equipment, net	104.4	102.0
Goodwill	1,927.4	1,961.0
Other intangible assets, net	187.5	206.5
Other assets	94.4	82.2
Total assets	5,247.8	6,817.9
Current liabilities:
Current portion of long-term debt	6.8
Accounts payable	41.5	44.4
Accrued interest	0.1	15.9
Deferred revenue	23.2	16.5
Employee compensation and benefits	54.5	68.8
Liabilities of discontinued operations	0.2	19.6
Other accrued expenses	23.6	15.0
Total current liabilities before customer trust funds obligations	149.9	180.2
Customer trust funds obligations	2,619.7	4,105.5
Total current liabilities	2,769.6	4,285.7
Long-term debt, less current portion	663.5	1,119.8
Employee benefit plans	153.3	152.4
Other liabilities	45.9	49.0
Total liabilities	3,632.3	5,606.9
Commitments and contingencies (Note 16)
Stockholders’ equity:
Common stock, $0.01 par, 500,000,000 shares authorized, 139,453,710 shares issued and outstanding as of December 31, 2018, and 150,000,000 shares authorized, 65,285,962 shares issued and outstanding as of December 31, 2017	1.4	0.7
Additional paid in capital	2,325.6	1,565.4
Accumulated deficit	(335.6)	(267.3)
Accumulated other comprehensive loss	(375.9)	(311.0)
Total stockholders’ equity	1,615.5	1,173.2
Noncontrolling interest		37.8
Total equity	1,615.5	1,211.0
Total liabilities and equity	$ 5,247.8	6,817.9
Senior Preferred Stock [Member]
Stockholders’ equity:
Preferred stock		184.8
Total equity		184.8
Junior Preferred Stock [Member]
Stockholders’ equity:
Preferred stock		0.6
Total equity		$ 0.6